Consolidated Statement of Income - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fee revenue:
Servicing fees	$ 5,421	$ 5,365	$ 5,073
Management fees	1,851	1,616	1,292
Foreign exchange trading services	1,201	1,071	1,099
Securities finance	543	606	562
Processing fees and other	438	343	174
Total fee revenue	9,454	9,001	8,200
Net interest income:
Interest income	3,662	2,908	2,512
Interest expense	991	604	428
Net interest income	2,671	2,304	2,084
Gains (losses) related to investment securities, net:
Gains (losses) from sales of available-for-sale securities, net	9	(39)	10
Losses from other-than-temporary impairment	(3)	0	(2)
Losses reclassified (from) to other comprehensive income	0	0	(1)
Gains (losses) related to investment securities, net	6	(39)	7
Total revenue	12,131	11,266	10,291
Provision for loan losses	15	2	10
Expenses:
Compensation and employee benefits	4,780	4,394	4,353
Information systems and communications	1,324	1,167	1,105
Transaction processing services	985	838	800
Occupancy	500	461	440
Acquisition and restructuring costs	24	266	209
Amortization of other intangible assets	226	214	207
Other	1,176	929	963
Total expenses	9,015	8,269	8,077
Income before income tax expense (benefit)	3,101	2,995	2,204
Income tax expense (benefit)	508	839	67
Net income from non-controlling interest	0	0	1
Net income	2,593	2,156	2,138
Net income available to common shareholders	$ 2,404	$ 1,972	$ 1,963
Earnings per common share:
Basic (in USD per share)	$ 6.46	$ 5.26	$ 5.01
Diluted (in USD per share)	$ 6.39	$ 5.19	$ 4.96
Average common shares outstanding (in thousands):
Basic (in shares)	371,983	374,793	391,485
Diluted (in shares)	376,476	380,213	396,090
Cash dividends declared (in USD per share)	$ 1.78	$ 1.6	$ 1.44